Statements of Operations - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
General and administrative expenses	$ 105,755	$ 4,570,345
Loss from operations	(105,755)	(4,570,345)
Other income:
Interest earned on investments held in Trust Account	14,917	27,691
Total other income, net	14,917	27,691
Net loss	$ (90,838)	$ (4,542,654)
Weighted average shares outstanding of Class A ordinary shares (in Shares)	6,232,090	11,930,000
Basic and diluted net loss per share, Class A (in Dollars per share)	$ (0.01)	$ (0.31)
Weighted average shares outstanding of Class B ordinary shares (in Shares)	2,695,896	2,875,000
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.01)	$ (0.31)